Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Accumulated Deficit [member]	Total Equity [member]
Balance at Dec. 31, 2021	$ 82	$ 284,406	$ (138,070)	$ 146,418
Net income for the period	0	0	23,098	23,098
Other comprehensive income	0	0	0	0
Total comprehensive income for the period	0	0	23,098	23,098
Balance at Jun. 30, 2022	82	284,406	(114,972)	169,516
Balance at Dec. 31, 2022	82	284,406	(113,790)	170,698
Net income for the period	0	0	1,425	1,425
Other comprehensive income	0	0	0	0
Total comprehensive income for the period	0	0	1,425	1,425
Balance at Jun. 30, 2023	$ 82	$ 284,406	$ (112,365)	$ 172,123